Fair Value of Financial Instruments (Schedule of the Estimated Fair Value and Carrying Amount of Long-term Debt) (Details) - Significant Other Observable Inputs (Level 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other	$ 0	$ 680
Total fair value	1,457,222	900,680
Carrying Value | Senior Notes Due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	900,000	900,000
Carrying Value | Senior Notes Due 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	397,222	0
Carrying Value | Midstream Holdings Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving Credit Facility	17,000	0
Carrying Value | RMP Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving Credit Facility	143,000	0
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other	0	680
Total fair value	1,104,250	839,930
Fair Value | Senior Notes Due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	650,250	839,250
Fair Value | Senior Notes Due 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	294,000	0
Fair Value | Midstream Holdings Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving Credit Facility	17,000	0
Fair Value | RMP Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving Credit Facility	$ 143,000	$ 0